Components of Income Before Income Tax Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Income Before Income Tax [Line Items]
China	$ 299,236		$ 285,595		$ 213,272
Non-China	(54,429)	[1]	(65,944)	[1]	(23,700)	[1]
Income before income taxes and non-controlling interests	$ 244,807		$ 219,651		$ 189,572

[1]	The financial figures are presented on entity level and only consider subsidiaries incorporated outside China.